Stockholders' Deficit - Stock Financing Transactions and Registration Rights (Details) (USD $)	0 Months Ended			6 Months Ended	12 Months Ended			4 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended		2 Months Ended	3 Months Ended		3 Months Ended	0 Months Ended
	Mar. 01, 2013	Sep. 11, 2012	May 15, 2012	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	May 12, 2011	Aug. 31, 2012 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	May 25, 2011 May 2011 Offering [Member]	Aug. 15, 2011 May 2011 Offering [Member] units unit	May 24, 2011 May 2011 Offering [Member]	Jun. 30, 2012 May 2011 Offering [Member] Series A Preferred Stock [Member]	Aug. 15, 2011 May 2011 Offering [Member] Series A Preferred Stock [Member] units	Dec. 31, 2012 May 2011 Offering [Member] Series A Preferred Stock [Member]	Aug. 15, 2011 May 2011 Offering [Member] Preferred Stock [Member]	Sep. 11, 2012 September 2012 Offering [Member]	Aug. 01, 2012 Chief Executive Officer [Member]	Aug. 06, 2012 Chief Marketing Officer [Member]	Aug. 06, 2012 Director [Member]	Sep. 30, 2012 Director [Member] Restricted Stock [Member]	Sep. 11, 2012 Director [Member] Restricted Stock [Member]	Aug. 06, 2012 Director [Member] Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock subscriptions (in dollars)											$ 3,330,000
Common stock subscription units sold (units)											333
Common stock subscription (per unit)											10,000
Number of common stock shares converted from a unit											758
Number of preferred stock shares converted from a unit																1
Preferred stock, par value (per share)				$ 0.0001							$ 0.0001
Number of common stock shares converted from exercisable warrant											455
Total purchase price of linked common stock to exercisable warrants (in dollars)											9,091
Share price of linked common stock to exercisable warrants (per share)											$ 20
Units elected to receive perferred stock (in units)														230
Preferred stock linked by conversion to common stock											174,243
Units elected to recieve common stock (in units)											103
Common stock, shares, issued (shares)			274,224	7,275,981	6,186,997	966,227	562,500				78,030	12,500					2,200,000				111,112	69,445	35,000
Preferred Stock, Shares Issued														230
Fair value of units linked by conversion to common stock and warrants											1,065,610
Equity offering cash finance fee (in dollars)																				10,000
Warrant contracts linked by exercise to common stock											151,382
Legal fees (in dollars)											286,593						502,858
Proceeds from issuance of common stock subscriptions (in dollars)											3,043,407
Common stock, par value (per share)				$ 0.0001	$ 0.0001	$ 0.0001											$ 1.00					$ 0.90
Warrants issued to placement agent to purchase common stock											2,500
Fair value of warrants issued to placement agent to purchase common stock (in dollars)											17,600
Number of preferred shares converted to common stock													225
Number of converted common stock													170,455
Preferred stock, shares outstanding (shares)															5
Exchange of warrants for common stock (shares)								135,782	135,782
Loss on exchange of warrants (in dollars)				(732)	802,123
Purchase price of common stock shares sold (in dollars)			$ 5.00							$ 13.20
Proceeds from issuance of common stock (in dollars)			1,371,120							1,190,000							2,200,000
Payments of stock issuance costs			149,262
Net proceeds from issuance of common stock			1,221,858														1,697,142
Related party transaction, purchase of common stock																		8,000	8,000	41,667
Revenue from related parties (in dollars)																		19,200	19,200
Related party transaction, sale of stock, price per share (per share)																		$ 2.40	$ 2.40	$ 2.40
Revenue from related party, private investment																				100,000
Inital public offering price per share (per share)																				$ 2.40
Period following closing of investment (in days)																				120 days
Adjusted public offering purchase price																				10.00%
Adjusted public offering purchase price floor (per share)																				$ 0.50
Issuance of warrants, public offering		110,000															110,000
Fair value of warrants issued	$ 7,209	$ 49,170		$ 7,209													$ 49,170
Exercise price of warrants issued																	$ 1.25